Other (Income) Expense	6 Months Ended
Jun. 30, 2021
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Other (Income) Expense
8.	Other (Income) Expense

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2021	2020	2021	2020

Interest income		$(95)	$(37)	$(97)	$(155)
Foreign exchange loss (gain)		221	261	637	(1,221)
Net (gain) loss arising on financial assets mandatorily measured at FVTPL ¹
(Gain) loss on fair value adjustment of share purchase warrants held	14	194	(333)	1,145	(262)
(Gain) loss on fair value adjustment of convertible notes receivable	13	(3,388)	(3,267)	(4,626)	(2,477)
Other		(352)	10	(360)	152

Total other (income) expense		$(3,420)	$(3,366)	$(3,301)	$(3,963)
1)	FVTPL refers to Fair Value Through Profit or Loss.